Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 289,323	$ 225,308	$ 281,370
COST OF SALES	139,625	118,698	149,650
GROSS PROFIT	149,698	106,610	131,720
OPERATING EXPENSES
Research and development	60,949	46,460	50,975
Sales and marketing	16,324	13,597	15,919
General and administrative	13,355	11,250	12,156
Total operating expenses	90,628	71,307	79,050
OPERATING INCOME	59,070	35,303	52,670
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	4	122	2
Unrealized holding loss on short-term investment	0	0	(118)
Dividend income			17
Interest income	2,215	1,845	1,433
Foreign exchange gain (loss), net	(606)	(25)	390
Interest expense	(114)	(110)	(61)
Other income, net	(1)	13	1
Total non-operating income	1,498	1,845	1,664
INCOME BEFORE INCOME TAX	60,568	37,148	54,334
INCOME TAX EXPENSE	16,101	9,772	7,116
NET INCOME	$ 44,467	$ 27,376	$ 47,218
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.33	$ 0.21	$ 0.37
Diluted	$ 0.33	$ 0.20	$ 0.35
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	134,604	132,259	129,259
Diluted (Thousands)	136,787	134,567	134,504
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 1.32	$ 0.83	$ 1.46
Diluted	$ 1.30	$ 0.81	$ 1.40
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	33,651	33,065	32,315
Diluted (Thousands)	34,197	33,642	33,626